Other Long-term Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of other long-term liabilities [Abstract]
Other Long-term Liabilities	Note 13 - Other Long-term Liabilities
	December 31	December 31
	2017	2016
	€ in thousands
Government authorities	239	299
Derivatives	4,312	2,326
Liabilities for employees benefits	4	2

	4,555	2,627